Stock-Based Compensation - Changes in the Company's Restricted Stock (Details) - $ / shares	9 Months Ended	12 Months Ended
	Nov. 26, 2022	Feb. 26, 2022	Feb. 27, 2021
Weighted Average Grant-Date Fair Value
Granted, Weighted Average Grant Date Fair Value (in dollars per share)		$ 29
Vested, Weighted Average Grant Date Fair Value ( in dollars per share)		12.38
Forfeited, Weighted Average Grant-Date Fair Value (in dollars per share)		$ 17.62
Restricted Stock Awards
Number of Restricted Stock Units
Unvested shares, beginning of period (in shares)	472,000
Granted (in shares)	392,000
Vested (in shares)	(165,000)
Forfeited (in shares)	(128,000)
Unvested shares, end of period (in shares)	571,000	472,000
Weighted Average Grant-Date Fair Value
Unvested shares, Weighted Average Grant Date Fair Value, beginning of period (in dollars per share)	$ 32.38
Granted, Weighted Average Grant Date Fair Value (in dollars per share)	4.9
Vested, Weighted Average Grant Date Fair Value ( in dollars per share)	38.73
Forfeited, Weighted Average Grant-Date Fair Value (in dollars per share)	28.21
Unvested shares, Weighted Average Grant Date Fair Value, end of period (in dollars per share)	$ 12.61	$ 32.38
Restricted Stock Awards | The 2012 and 2018 Plans
Number of Restricted Stock Units
Unvested shares, beginning of period (in shares)	472,000	935,000
Granted (in shares)		47,000
Vested (in shares)		(324,000)
Forfeited (in shares)		(186,000)
Unvested shares, end of period (in shares)		472,000	935,000
Weighted Average Grant-Date Fair Value
Unvested shares, Weighted Average Grant Date Fair Value, beginning of period (in dollars per share)	$ 32.38	$ 34.34
Granted, Weighted Average Grant Date Fair Value (in dollars per share)		29.58
Vested, Weighted Average Grant Date Fair Value ( in dollars per share)		39.01
Forfeited, Weighted Average Grant-Date Fair Value (in dollars per share)		29.96
Unvested shares, Weighted Average Grant Date Fair Value, end of period (in dollars per share)		$ 32.38	$ 34.34
Share-Settled
Number of Restricted Stock Units
Unvested shares, beginning of period (in shares)	2,600,000
Granted (in shares)	117,000
Vested (in shares)	(1,361,000)
Forfeited (in shares)	(660,000)
Unvested shares, end of period (in shares)	696,000	2,600,000
Weighted Average Grant-Date Fair Value
Unvested shares, Weighted Average Grant Date Fair Value, beginning of period (in dollars per share)	$ 17.07
Granted, Weighted Average Grant Date Fair Value (in dollars per share)	11.79
Vested, Weighted Average Grant Date Fair Value ( in dollars per share)	15.1
Forfeited, Weighted Average Grant-Date Fair Value (in dollars per share)	18.64
Unvested shares, Weighted Average Grant Date Fair Value, end of period (in dollars per share)	$ 18.55	$ 17.07
Cash-Settled
Number of Restricted Stock Units
Unvested shares, beginning of period (in shares)	57,000
Granted (in shares)	2,272,000
Vested (in shares)	(114,000)
Forfeited (in shares)	(741,000)
Unvested shares, end of period (in shares)	1,474,000	57,000
Weighted Average Grant-Date Fair Value
Unvested shares, Weighted Average Grant Date Fair Value, beginning of period (in dollars per share)	$ 23.44
Granted, Weighted Average Grant Date Fair Value (in dollars per share)	8.93
Vested, Weighted Average Grant Date Fair Value ( in dollars per share)	9.82
Forfeited, Weighted Average Grant-Date Fair Value (in dollars per share)	10.28
Unvested shares, Weighted Average Grant Date Fair Value, end of period (in dollars per share)	$ 8.75	$ 23.44
Restricted Stock Units (RSUs) | The 2012 and 2018 Plans
Number of Restricted Stock Units
Unvested shares, beginning of period (in shares)	2,600,000	2,270,000
Granted (in shares)		1,108,000
Vested (in shares)		(420,000)
Forfeited (in shares)		(358,000)
Unvested shares, end of period (in shares)		2,600,000	2,270,000
Weighted Average Grant-Date Fair Value
Unvested shares, Weighted Average Grant Date Fair Value, beginning of period (in dollars per share)	$ 17.07	$ 14.04
Granted, Weighted Average Grant Date Fair Value (in dollars per share)		24.91
Vested, Weighted Average Grant Date Fair Value ( in dollars per share)		17.03
Forfeited, Weighted Average Grant-Date Fair Value (in dollars per share)		22.16
Unvested shares, Weighted Average Grant Date Fair Value, end of period (in dollars per share)		$ 17.07	$ 14.04
Restricted Stock Units (RSUs) | Inducement Awards
Number of Restricted Stock Units
Unvested shares, beginning of period (in shares)	437,000	949,000
Granted (in shares)	0	0	816,158
Vested (in shares)	(437,000)	(512,000)
Forfeited (in shares)	0	0
Unvested shares, end of period (in shares)	0	437,000	949,000
Weighted Average Grant-Date Fair Value
Unvested shares, Weighted Average Grant Date Fair Value, beginning of period (in dollars per share)	$ 6.1	$ 7.36
Granted, Weighted Average Grant Date Fair Value (in dollars per share)	0	0
Vested, Weighted Average Grant Date Fair Value ( in dollars per share)	6.09	8.43
Forfeited, Weighted Average Grant-Date Fair Value (in dollars per share)	0	0
Unvested shares, Weighted Average Grant Date Fair Value, end of period (in dollars per share)	$ 0	$ 6.1	$ 7.36